CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance as of January 1	$ 7,085	$ 7,073
Grants received during the year		32
Royalties paid during the year	(1,108)	(819)
Amounts carried to profit and loss	1,119	799
Balance as of January 1	7,096	7,085
Current maturities in respect of government grants	1,293	1,008
Non-current liability in respect of government grants	$ 5,803	$ 6,077